UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10269
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                       UBS Equity Opportunity Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2009
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                                                             REALIZED AND                                          DOLLAR AMOUNT OF
                                                              UNREALIZED                                FIRST       FAIR VALUE FOR
                                                     % OF    GAIN/(LOSS)    INITIAL                   AVAILABLE         FIRST
                                                    MEMBERS'     FROM     ACQUISITION    LIQUIDITY    REDEMPTION      AVAILABLE
  INVESTMENT FUND            COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE           (a)          (b)        REDEMPTION (b)
---------------------    -----------  -----------   -------- -----------  -----------    ---------    ----------   ----------------
LONG/SHORT EQUITY
Alydar QP
  Fund, L.P.             $ 6,000,000  $ 6,068,089     7.25%   $  299,175    9/1/2008     Quarterly
Alysheba QP
  Fund, L.P.               2,000,000    1,915,808     2.29       282,719    9/1/2008     Quarterly
Artis Aggressive
  Growth
(Institutional),
  L.P.                     1,500,000    2,316,106     2.77     1,226,250    9/1/2008     Quarterly
Axial Capital
  Institutional,
  L.P.                     3,500,000    3,017,293     3.61      (389,431)  12/1/2008   Semi-Annually  12/31/2010       3,017,293
Bonanza Liquidating
  Trust, Class A (c)         687,230      398,097     0.48      (168,046)   4/1/2004        N/A
Bonanza Partners,
  L.P. (c)                   547,095      395,359     0.47        66,588    4/1/2004        N/A
D. Jabro Partners,
  L.P.                     5,380,283    7,476,471     8.94       488,662    1/1/2006      Annually
Eminence Partners,
  L.P.                     3,995,682    8,059,384     9.63       622,024    3/1/2001     Quarterly
GCore Capital
  Partners, L.P.           3,500,000    3,717,128     4.44       217,128    3/1/2009     Quarterly     3/31/2010       3,717,128
MSG Partners, L.P.         5,850,561    6,221,406     7.44       (27,446)   1/1/2008      Annually    12/31/2009       6,221,406
North Run Qualified
  Partners, L.P.           4,376,364    4,404,339     5.26     1,291,504    1/1/2008      Annually     6/30/2010       4,404,339
Pennant Onshore
  Qualified, L.P.          1,262,927    4,060,399     4.85       746,189    1/1/2003     Quarterly
Pennant Winward
  Fund, L.P.               3,012,518    6,055,342     7.24       779,289   10/1/2004     Quarterly
Pershing Square,
  L.P.                       835,575    1,868,203     2.23       372,370    1/1/2005      Annually
Seneca Capital,
  L.P. (c)                 1,716,269    1,631,565     1.95      (106,149)   7/1/2004        N/A
Seneca Capital,
  L.P. (d)                 1,060,631      192,904     0.23       (88,249)   7/1/2004        N/A
Seneca Capital,
  L.P. (d)                   976,905       64,341     0.08      (171,886)   7/1/2004        N/A
Tiedemann Falconer
  Partners, L.P.           4,500,000    4,386,598     5.24      (113,402)   1/1/2009     Quarterly
Wesley Capital QP,
  L.P.                     2,930,694    2,974,658     3.55       308,557    8/1/2005     Quarterly
                         -----------  -----------    -----    ----------
  LONG/SHORT EQUITY
    SUBTOTAL             $53,632,734  $65,223,490    77.95%   $5,635,846

Redeemed Investment
  Funds (e)                       --           --       --      (333,956)
                         -----------  -----------    -----    ----------
TOTAL                    $53,632,734  $65,223,490    77.95%   $5,301,890
                         ===========  ===========    =====    ==========

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(d) A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e) Realized gain/(loss) from redeemed Investment Funds includes both gain/(loss) recognized from the sale of investments plus any gain/(loss) recognized from adjustments to hold-back amounts from prior year sales of investments received in the current year.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2009
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The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments.


                                  ASSETS TABLE
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                                                       LEVEL 2        LEVEL 3
                        TOTAL FAIR                   SIGNIFICANT    SIGNIFICANT
                         VALUE AT       LEVEL 1      OBSERVABLE    UNOBSERVABLE
DESCRIPTION             09/30/2009   QUOTED PRICES     INPUTS         INPUTS
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Long/Short Equity      $65,223,490       $ --           $ --        $65,223,490
TOTAL ASSETS           $65,223,490       $ --           $ --        $65,223,490
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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


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                                                                      CHANGE IN                        TRANSFERS
                     BALANCE AS OF     ACCRUED                        UNREALIZED           NET         IN AND/OR    BALANCE AS OF
                      DECEMBER 31,    DISCOUNTS/     REALIZED       APPRECIATION/       PURCHASES/       OUT OF     SEPTEMBER 30,
DESCRIPTION               2008        PREMIUMS      GAIN/(LOSS)     DEPRECIATION         (SALES)        LEVEL 3          2009
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INVESTMENTS IN
INVESTMENT
STRATEGIES
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   Long/Short
   Equity              53,166,541        --           (515,142)         6,027,927       6,544,164          --          65,223,490
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   TOTAL               53,166,541        --           (515,142)         6,027,927       6,544,164          --          65,223,490
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Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2009 is $6,027,927.

The FASB issued in September 2009 Accounting Standards Update No. 2009-12, "Fair Value Measurements and Disclosures (Topic 820), Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)". The provisions contained within Accounting Standards Update 2009-12 are effective for interim and annual periods ending after December 15, 2009. At this time, management is evaluating the implications of Accounting Standards Update 2009-12 and its impact on future financial statements and accompanying notes has not yet been determined.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS Equity Opportunity Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
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                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
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                           Craig Goos, Principal Executive Officer


Date                       November 24, 2009
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By (Signature and Title)*  /s/ Robert Aufenanger
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                           Robert Aufenanger, Principal Financial Officer


Date                       November 24, 2009
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* Print the name and title of each signing officer under his or her signature.